Comparative information 2021 - Summary of Gains Losses On Cash Flow Hedge Ineffectiveness (Detail) - Cash flow hedges [member] - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Gains Losses On Cash Flow Hedge Ineffectiveness [Line Items]
Gains (losses) reclassified from equity into the income statement	€ 20	€ (102)
Previously Reported [Member] | IFRS4 and IAS39 [Member]
Disclosure Of Gains Losses On Cash Flow Hedge Ineffectiveness [Line Items]
Hedge ineffectiveness on cash flow hedges			€ 1
Gains (losses) reclassified from equity into the income statement			(38)
Expected deferred gains or losses to be reclassified from equity into net income during the next 12 months			€ 113